Northern Lights Fund Trust III

Newfound Multi-Asset Income Fund

Incorporated herein by reference is the definitive version of the supplement for the Newfound Multi-Asset Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 12, 2014, (SEC Accession No. 0000910472-14-004166).